Vessels in Operation, less Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Vessels in Operation, less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2012	December 31, 2011
Cost	$1,014,367	$1,012,051
Accumulated Depreciation	(158,205)	(122,325)
Drydock expenditure – in progress	232	523

Net book value	$856,394	$890,249

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2012	December 31, 2011
Opening balance	$890,249	$922,498
Additions in the period	6,444	7,863
Depreciation expense	(40,299)	(40,112)

Closing balance	$856,394	$890,249

As of December 31, 2012 all 17 vessels were pledged as collateral under the credit facility agreement (see note 9).